Organization and Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1.
Organization and Nature of Operations
(a)
Principal Activities

Agora, Inc. (the “Company”), an exempted company with limited liability, was incorporated in Cayman Islands on November 28, 2013. The Company, through its consolidated subsidiaries (and through certain former variable interest entities ("VIE") prior to the termination of the contractual arrangements) (collectively referred to as the “Group”) engages primarily in providing Real-Time Engagement Platform-as-a-Service (“RTE-PaaS”), which offers developers software tools to embed real-time engagement functionalities — such as video, voice, chat, live streaming and conversational AI — into their applications without the need to create and maintain the underlying infrastructure themselves. The Group’s real-time engagement products are delivered through its Software-Defined Real-Time Network (“SD-RTN”), which is a virtual network overlay on top of the public internet. The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”) and the United States.

(b)
Reorganization and acquisitions

The Group commenced its operations in 2014 through Agora Lab, Inc. and Shanghai Zhaoyan Network Technology Co., Ltd. (“Shanghai Zhaoyan” or the “Former VIE”), both of which were established and controlled by Bin (Tony) Zhao (the “Founder”). In December 2014, API Investment Limited (formerly known as Agora IO, Inc) was formed as part of a reorganization through which the Company, API Investment Limited and their respective shareholders entered into a share swap arrangement resulting in the Company along with its subsidiary, Agora Lab, Inc., becoming API Investment Limited’s subsidiaries. Further, ShengWang HongKong Limited (Formerly known as Agora IO Hongkong Limited) and Shanghai Dayin Network Technology Co., Ltd. (“Dayin”) were established. The Group then entered into a series of contractual arrangements among Dayin, Shanghai Zhaoyan and Shanghai Zhaoyan’s shareholders in June 2015, and thereafter Shanghai Zhaoyan became the variable interest entity of the Group (collectively referred to as the “Historical Reorganization”).

In January 2020, the Group underwent another reorganization (the “Corporate Reorganization”) which ultimately resulted in Agora, Inc. becoming the parent company of the Group and the issuer in connection with its planned initial public offering in the United States in the following steps:

First, API Investment Limited contributed 100% of the shares of ShengWang HongKong Limited into Agora, Inc., after which Agora, Inc. held 100% of the equity securities of ShengWang HongKong Limited. Second, the Company obtained shares of API Investment Limited by having the shareholders swap their current API Investment Limited shares for the same number of shares in Agora, Inc., which mirrored the restrictions, rights, preferences and privileges as stipulated in the current shareholder agreements governing API Investment Limited. API Investment Limited became a wholly owned subsidiary of Agora, Inc., and in return, the shareholders of API Investment Limited became shareholders of Agora, Inc. As a result of the Corporate Reorganization, Agora, Inc. became wholly owned by the former shareholders of API Investment Limited while API Investment Limited became wholly owned by Agora, Inc.

The Corporate Reorganization was completed on January 19, 2020. Through the Historical Reorganization and the Corporate Reorganization, the Group’s business continued to be carried out by Agora Lab, Inc. and Shanghai Zhaoyan without a change in control. The Historical Reorganization and the Corporate Reorganization were accounted for as transactions under common control and therefore, the carryover basis was used to record assets and liabilities of Agora Lab, Inc. and Shanghai Zhaoyan using historical costs for all periods presented as if the current corporate structure after the Corporate Reorganization had existed as of the beginning of the earliest period presented in the consolidated financial statements to reflect the final shares issued in the Corporate Reorganization. After the completion of the Corporate Reorganization, the Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated Former VIE (Shanghai Zhaoyan).

During 2020, the Company established Shanghai Shengwang Technology Co., Ltd. (formerly known as Shanghai Jiyin Network Technology Co., Ltd.) to further develop their business in the PRC.

On November 27, 2020, the Company acquired 100% equity interests of Netless, a real-time interactive whiteboard solution provider, from its shareholders for a cash and share consideration totaling to $4 million (Note 3).

On February 28, 2021, the Company acquired 100% equity interests of Easemob, providing instant messaging APIs and customer engagement cloud services in China, from its shareholders for a cash consideration totaling to $53.4 million (Note 3). On December 14, 2022, the Group entered into a definitive agreement to sell the customer engagement cloud business of Easemob to a third party, which was subsequently completed on February 1, 2023. There was a consolidated variable interest entity (the “Zhonghuan Chuanyin”) within the Easemob group structure that was acquired as part of the transaction, which was disposed along with the selling of customer engagement cloud business of Easemob. The related financial statement balances and business volume of this variable interest entity was not material.

During 2023, the Company established AGORA.IO INC. and Agora (Shanghai) Technology Co., Ltd. to further support their business in the United States and other international markets.

The Company’s principal subsidiaries as of December 31, 2025 are as follows:

Principal Subsidiaries:	Date of Incorporation	Place of Incorporation	Percentage of Direct/Indirect Economic Interest	Principal Activities
Agora Lab, Inc.	January 13, 2014	California, United States	100%	Provision of RTE-PaaS services
ShengWang HongKong Limited (formerly known as Agora IO Hongkong Limited)	December 12, 2014	Hong Kong	100%	Provision of RTE-PaaS services
Shanghai Shengwang Technology Co., Ltd. (“Shanghai Shengwang”, formerly known as Shanghai Jiyin Network Technology Co., Ltd.)	May 26, 2020	PRC	100%	Provision of RTE-PaaS services
Agora IO Singapore PTE. Ltd.	November 4, 2020	Singapore	100%	Provision of RTE-PaaS services
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd. (“Shengshi”) (i)	July 29, 2022	PRC	100%	Construction of headquarters project
Agora (Shanghai) Technology Co., Ltd.	February 6, 2023	RPC	100%	Research and development

(i) Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd. is a structured entity consolidated by the Group, being set up in 2022 for construction of the Group’s headquarter project. As of December 31, 2025, Shengshi had total outstanding balances of the long-term borrowings amounted to US$80.4 million (Note 15), construction in progress amounted to US$84.2 million (Note 7) and the land use right amounted to US$161.6 million (Note 11).

(c)
Consolidated Variable Interest Entity

The VIE structure was used to provide foreign investors with economic exposure to China-based businesses in sectors where direct foreign investment was restricted under PRC law. Under this structure, Shanghai Zhaoyan held the Company’s key operating licenses, provided services to customers, and entered into contracts with suppliers in China.

Over the years, the legal and regulatory framework for the RTE-PaaS industry in China has continued to evolve, providing clearer guidance for value-added telecommunication services. The Company’s business activities in China are not currently classified as restricted or prohibited for foreign investment, and a VIE structure is not necessary for its current business activities in China. Shanghai Shengwang already obtained the necessary permits and licenses to operate the business in China. To reduce structure complexity and regulatory uncertainty, the Company terminated the contractual arrangements among Shanghai Zhaoyan, Daying and the nominee shareholders of Shanghai Zhaoyan, following the Company’s board resolution on January 3, 2025. All the assets and liabilities of Shanghai Zhaoyan were transferred to Shanghai Shengwang prior to the termination of the contractual arrangements based on the net carrying amount which was close to zero. The Company’s PRC business is conducted through PRC subsidiaries.

Before the termination of the contractual arrangements, the Company obtained a controlling financial interest in Shanghai Zhaoyan by entering into a series of contractual arrangements with Shanghai Zhaoyan and the legal shareholders who were also referred to as nominee shareholders. These nominee shareholders were the legal owners of Shanghai Zhaoyan. However, the rights of those nominee shareholders were transferred to the Company through a series of contractual arrangements.

The principal terms of the contractual arrangements entered into by and among the Group’s wholly foreign-owned enterprises, Dayin, known as “the WFOE”, Shanghai Zhaoyan and the nominee shareholders of Shanghai Zhaoyan are described below:

Exclusive Technology Consulting and Services Agreement

Under the Exclusive Technology Consulting and Services Agreement between the WFOE and Shanghai Zhaoyan, the WFOE had the exclusive right to provide Shanghai Zhaoyan consulting services related to, among other things, information consulting, assisting in information collection and market research, and providing training to personnel. The WFOE had the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Shanghai Zhaoyan paid to Dayin an annual service fee, which might only be adjusted with the approval of Dayin and ShengWang Hongkong Limited.

For the years ended December 31, 2023 and 2024, the service fees charged by the WFOE to Shanghai Zhaoyan pursuant to the above agreements were US$2.2 million and US$3.0 million, respectively.

Voting Rights Proxy Agreement and Irrevocable Powers of Attorney

Under the Voting Rights Proxy Agreement, by and among the WFOE, Shanghai Zhaoyan and each of the shareholders of Shanghai Zhaoyan, and the related irrevocable powers of attorney executed by Shanghai Zhaoyan’s shareholders pursuant to the Voting Rights Proxy Agreement, each of the shareholders of Shanghai Zhaoyan irrevocably granted the WFOE’s designated representative full power of attorney to exercise his or her rights as a shareholder of Shanghai Zhaoyan including rights to convene and attend shareholders’ meeting, nominate and elect directors, and appoint and dismiss the senior management of Shanghai Zhaoyan.

Share Pledge Agreement

Pursuant to the Share Pledge Agreement, among the WFOE, Shanghai Zhaoyan and Shanghai Zhaoyan’s shareholders, the shareholders of Shanghai Zhaoyan pledged all of their equity interests in Shanghai Zhaoyan to the WFOE to guarantee their and Shanghai Zhaoyan’s performance of their obligations under the contractual arrangements. Following the terms of the Share Pledge Agreement, the shareholders of Shanghai Zhaoyan registered the pledge at the competent authority on July 29, 2015 and was terminated in January 2025.

Exclusive Option Agreement

Pursuant to the Exclusive Option Agreement, among the WFOE, Shanghai Zhaoyan and Shanghai Zhaoyan’ shareholders, each of the shareholders of Shanghai Zhaoyan irrevocably granted the WFOE an exclusive option to purchase, or had its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of their equity interests in Shanghai Zhaoyan, and the purchase price shall be the registered capital of Shanghai Zhaoyan pro rata to Shanghai Zhaoyan’s shareholders’ shareholdings or the lowest price permitted by applicable PRC law in respect of the Exclusive Option Agreement entered into by, among others, Shanghai Zhaoyan and Dayin. The shareholders of Shanghai Zhaoyan undertake that, without the prior written consent of the WFOE, they shall not, among other things, increase or decrease the registered capital of Shanghai Zhaoyan, dispose of its assets, incur any debts or guarantee liabilities, terminate any material agreements or enter into any agreements that are in conflict with any of the existing material agreements, distribute or vote to distribute any profits, interests or dividends, amend its articles of association or provide any loans to third parties.

The contractual arrangements above could not be unilaterally terminated. Management concluded that the Company, through the WFOE and the contractual arrangements, had the power and control to direct the activities that most significantly impact Shanghai Zhaoyan’s economic performance, bore the risks and enjoyed the rewards normally associated with ownership of Shanghai Zhaoyan, received substantially all of the economic benefits and residual returns, and absorbed substantially all the risks and expected losses from Shanghai Zhaoyan as if it was their sole shareholder and therefore the Company was the ultimate primary beneficiary of Shanghai Zhaoyan. As such, the Group consolidated the financial results of Shanghai Zhaoyan which were prepared in accordance with the basis of presentation as stated in Note 2 below.

The following financial information set forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated Shanghai Zhaoyan and Shanghai Zhaoyan’s subsidiaries taken as a whole of the Group as of December 31, 2024 and for the years ended December 31, 2023 and 2024 which was included in the accompanying consolidated financial statements of the Group with intercompany transactions eliminated as follows:

As of December 31,
2024
(in US$ thousands)
Assets
Current assets:
Cash and cash equivalents	$3,806
Accounts receivable, net	16,075
Amounts due from related parties	5,533
Prepayments and other current assets	1,668
Restricted cash	37
Contract assets	66
Total current assets	27,185
Non-current assets:
Property and equipment, net	226
Long-term investments	6,956
Other non-current assets	1,794
Total non-current assets	8,976
Total assets	$36,161
Liabilities
Current liabilities:
Accounts payable	6,402
Amounts due to related parties	21,909
Advances from customers	5,694
Taxes payable	68
Accrued expenses and other current liabilities	2,087
Total current liabilities	36,160
Non-current liabilities:
Long term payable	1
Total non-current liabilities	1
Total liabilities	$36,161

	Year Ended December 31,
	2023	2024
	(in US$ thousands)
Third-party revenues	$80,267	$59,504
Net (loss) income	(2,184)	1,019

	Year Ended December 31,
	2023	2024
	(in US$ thousands)
Net cash and cash equivalents used in operating activities	$(3,865)	$(4,339)
Net cash and cash equivalents provided by (used in) investing activities	10,089	(177)

Before the termination of the contractual arrangements, the Company obtained a controlling financial interest in the Former VIE by entering into the series of contractual arrangements through the WFOE. As a result of these aforementioned contractual agreements, the Company had the power to direct activities of the Former VIE that most significantly affected its economic performance and received the economic benefits from the Former VIE that could be significant to them. Accordingly, the WFOE was entitled to substantially all of the economic benefits from the Former VIE and were obligated to absorb all of the Former VIE’s expected losses and therefore the Company had determined that it was the primary beneficiary of the Former VIE. As a result, the Company had consolidated the Former VIE’s results of operations and assets and liabilities in the Company’s consolidated financial statements in accordance with US GAAP. The Company considered that there was no asset in the Former VIE that could be used only to settle obligations of the Former VIE, except for registered capital, as of December 31, 2024. As the Former VIE were formed as a limited liability company under the PRC Company Law, the creditors did not have recourse to the general credit of the Company for all the liabilities of the Former VIE.

There was no variable interest entity where the Company had variable interest but was not the primary beneficiary.

The Chairman and CEO owned the majority of the voting shares of the Company. The Chairman and CEO, together the nominee shareholders, owned the majority of the voting shares of the Former VIE respectively. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the Former VIE depended on these individuals enforcing the contracts.

The Group’s operations depended on the Former VIE to honor their contractual agreements with the Group and the Company’s ability to control the Former VIE also depended on the authorization by the shareholders of the Former VIE to exercise voting rights on all matters requiring shareholder approval in the Former VIE. The Company’s PRC legal counsel was of the view that the contractual arrangements among the Former VIE’s shareholders, the Former VIE and WFOE were valid, binding and were legally enforceable.

The Company’s ability to control the Former VIE also depended on the voting rights proxy and the effect of the share pledge under the Share Pledge Agreements and the Former WFOE had to vote on all matters requiring shareholders’ approval in the Former VIE. While this voting right proxy was legally enforceable in the view of the Company’s PRC legal counsel, it might not be as effective as direct equity ownership.